Jan. 29, 2016

Waddell & Reed Advisors Funds

Supplement dated September 30, 2016 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 29, 2016, as amended June 8, 2016

and as supplemented July 29, 2016

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.92%	0.40%	0.21%
Total Annual Fund Operating Expenses	1.19%	2.54%	2.02%	0.83%
Fee Waiver and/or Expense Reimbursement[4]	0.04%	0.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	2.50%	2.02%	0.83%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.15%, Class B shares at 2.50%, Class C shares at 2.03% and Class Y shares at 0.83%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Global Bond Fund on page 8:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	653	1,087	1,447	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$927	$1,188	$1,932
Class B Shares	253	787	1,347	2,540
Class C Shares	205	634	1,088	2,348
Class Y Shares	85	265	460	1,025

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.32%	0.74%	0.38%	0.24%
Total Annual Fund Operating Expenses	1.07%	2.24%	1.88%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.07%	0.11%	0.00%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	2.13%	1.88%	0.72%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.00%, Class B shares at 2.13%, Class C shares at 1.88% and Class Y shares at 0.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Government Securities Fund on page 13:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	616	990	1,290	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$523	$744	$984	$1,669
Class B Shares	216	690	1,190	2,270
Class C Shares	191	591	1,016	2,201
Class Y Shares	74	235	410	917

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors High Income Fund on page 17:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.20%	0.62%	0.23%	0.18%
Total Annual Fund Operating Expenses	1.01%	2.18%	1.79%	0.74%
Fee Waiver and/or Expense Reimbursement[4]	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	2.18%	1.79%	0.74%

[4]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 2.21% and Class C shares at 1.82%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors High Income Fund on page 17:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	621	982	1,269	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$672	$878	$1,101	$1,740
Class B Shares	221	682	1,169	2,216
Class C Shares	182	563	970	2,105
Class Y Shares	76	237	411	918

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.31%	0.25%	0.21%	[4]
Total Annual Fund Operating Expenses	0.90%	1.82%	1.76%	0.72%
Fee Waiver and/or Expense Reimbursement[5]	0.06%	0.04%	0.05%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%	1.78%	1.71%	0.70%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.84%, Class B shares at 1.78%, Class C shares at 1.71% and Class Y shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal Bond Fund on page 22:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	581	869	1,081	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$507	$694	$897	$1,480
Class B Shares	181	569	981	1,892
Class C Shares	174	549	949	2,069
Class Y Shares	72	228	399	893

Effective October 1, 2016, the following replaces the “Annual Fund Operating Expenses” table (but not the footnotes) in the “Fees and Expenses” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.14%	0.36%	0.22%	0.24%	[4]
Total Annual Fund Operating Expenses	0.90%	1.87%	1.73%	0.75%
Fee Waiver and/or Expense Reimbursement[5]	0.00%	0.06%	0.03%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	1.81%	1.70%	0.71%

[4]	Other Expenses are based on estimated expenses for the Fund’s current fiscal year; actual expenses may vary.

[5]	Through January 31, 2018, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, Waddell & Reed, Inc. (Waddell & Reed), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class B shares at 1.81%, Class C shares at 1.70% and Class Y shares at 0.71%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Waddell & Reed Advisors Municipal High Income Fund on page 27:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	584	882	1,105	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$700	$902	$1,486
Class B Shares	184	582	1,005	1,932
Class C Shares	173	542	936	2,038
Class Y Shares	73	236	413	927